Material Accounting Policies - Going concern (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Going concern
Current assets	$ 560,409	$ 468,372
Current liabilities	622,542	533,056
Working capital position	(62,133)
Unearned revenue	66,414	$ 71,228
NOK 2024 Bonds
Going concern
Current liabilities	$ 88,323